Balance Sheets - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Current Assets:
Cash	$ 0	$ 951
Total Current Assets	0	951
Fixed Assets:
Equipment	2,832	1,244
Office Computers and Equipment	3,186	1,100
Office Software	332	332
Accumulated Depreciation	(1,901)	(191)
Total Fixed Assets	4,449	2,485
Total Assets	4,449	3,436
Current Liabilities:
Accounts Payable	84,906	41,552
Other Current Liabilities	3	3
Shareholder Advances	3,500	167,500
Advances from Affiliate	2,000	2,000
Total Current Liabilities	90,409	211,055
Total Liabilities	90,409	211,055
Stockholders' Deficit:
Preferred Series B Stock: 100,000,000 Shares Authorized (Par Value 0.001); Shares Issued And Outstanding At Both Year End December 31, 2015 and 2014 Were 0.
Common Stock: 750,000,000 Shares Authorized (Par Value 0.001); Shares Issued And Outstanding At December 31, 2016 And 2015 Were 311,023,798 and 2,217,132, Respectively.	311,024	2,217
Additional Paid in Capital	32,963,477	27,784
Accumulated Deficit	(33,360,461)	(237,620)
Total Stockholders Deficit	(85,960)	(207,619)
Total Liabilities & Stockholders' Defecit	$ 4,449	$ 3,436